Other operating expenses	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Other operating expenses

Note 10. Other operating expenses

	For the year ended December 31,
(SEK in thousands)	2025	2024
Other expenses	(26,222)	(18,063)
Exchange rate losses	(4,368)	(3,180)
Write-off of prepaid expenses	-	10,318
Total other operating expenses	(30,590)	(10,925)

During 2023, the Group wrote off a prepayment of chassis from EMOSS Mobile Systems BV as a part of a settlement. This was partially recovered in 2024.